Assets held for sale (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
ASSETS HELD FOR SALE
Assets Held for Sale	$ 844,180
Assets Held for Sale	850,627	$ 844,180
Assets Held for Sale [Member]
ASSETS HELD FOR SALE
Assets Held for Sale	154,452	490,508
Disposition of assets		(336,056)
Assets Held for Sale	$ 154,452	$ 154,452